Equity	1 Months Ended
Jun. 30, 2018
Equity [Abstract]
Equity

Note 5 – EQUITY

The Company is authorized to issue one class of stock to be designated “Common Stock,” par value $0.0001 per share. The total number of shares of Common Stock which the Company is authorized to issue is 110,000,000. 100,000,000 shares of the authorized shares of Common Stock are designated Class A Common Stock (the “Class A Common Stock”), and 10,000,000 shares of the authorized Common Stock are designated Class B Common Stock (the “Class B Common Stock”).

Class A Common Stock. Expect as required by law, the Class A Common Stock will have no voting rights.

Class B Common Stock. Each holder of shares of Class B Commons Stock will be entitles to one vote for each share.